United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended:  June 30,2006"
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

"Name:  Foster & Motley, Inc."
"Address:  6725 Miami Road, Suite 200"
"                Cincinnati, OH  45243"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, " "and that it is understood that all required items, statements, " "lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elizabeth M. Green
Title:  Principal
Phone:  513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Elizabeth M. Green, Cincinnati, OH, August 8, 2006"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 123
"Form 13F Information Table Value Total:  $211,081(thousands)"

List of Other Included Managers:  None



			Form 13F Information Table

	Title of		Value	 	Investment	Other	Voting Auth
Name of Issuer	Class	Cusip	(x$1000)	Shares	Discretion	Managers	Sole
Abbott Laboratories	com	2824100	"1,762"	"40,396"	sole		"40,396"
AFLAC Inc.	com	1055102	"3,921"	"84,589"	sole		"84,589"
AT & T	com	1957109	733	"26,293"	sole		"26,293"
Allstate Corp	com	20002101	522	"9,537"	sole		"9,537"
ALLTEL Corp	com	20039103	"2,716"	"42,551"	sole		"42,551"
Altria Group Inc	com	02209S103	221	"3,009"	sole		"3,009"
American Eagle Outfitrs	com	2.55E+109	208	"6,100"	sole		"6,100"
American Int'l Group Inc.	com	26874107	"1,776"	"30,072"	sole		"30,072"
Amgen Inc	com	31162100	"2,400"	"36,792"	sole		"36,792"
Analog Devices	com	32654105	587	"18,265"	sole		"18,265"
B C E  Inc.	com	05534B109	"1,534"	"64,875"	sole		"64,875"
Baker Hughes Inc	com	57224107	900	"10,990"	sole		"10,990"
Bank of America	com	60505104	456	"9,488"	sole		"9,488"
Becton Dickinson	com	75887109	"2,376"	"38,868"	sole		"38,868"
Bed Bath& Beyond	com	75896100	221	"6,670"	sole		"6,670"
Best Buy	com	86516101	674	"12,292"	sole		"12,292"
Blackrock Muni Trgt 2006	com	09247M105	247	"24,900"	sole		"24,900"
BP PLC	com	55622104	949	"13,631"	sole		"13,631"
Brown Forman Corp	com	115637209	"2,747"	"38,450"	sole		"38,450"
Caterpillar Inc	com	149123101	"3,015"	"40,483"	sole		"40,483"
Chter Muni Mtg Accp	sh ben int	160908109	956	"51,086"	sole		"51,086"
Chevron Corp	com	166764100	"2,681"	"43,194"	sole		"43,194"
Cincinnati Financial Cp	com	172062101	518	"11,011"	sole		"11,011"
Cintas Corporation	com	172908105	270	"6,785"	sole		"6,785"
Cisco Systems Inc.	com	17275R102	"10,436"	"53,435"	sole		"53,435"
Citigroup Inc.	com	172967101	"5,688"	"117,889"	sole		"117,889"
Colgate-Palmolive	com	194162103	891	"14,879"	sole		"14,879"
ConocoPhillips	com	208250104	"4,800"	"73,247"	sole		"73,247"
Cross Timbers Royalty Tr	TR Unit	22757r109	"1,144"	"25,435"	sole		"25,435"
Danaher Corp	com	235851102	"1,003"	"15,595"	sole		"15,595"
Darden Restaurants	com	237194105	291	"7,380"	sole		"7,380"
Dell Inc.	com	247025109	"2,016"	"82,425"	sole		"82,425"
Duke Energy	com	264399106	324	"11,047"	sole		"11,047"
Eaton Corp	com	278058102	"3,871"	"51,335"	sole		"51,335"
Exxon Mobil Corporation	com	30231G102	"1,895"	"30,885"	sole		"30,885"
Fifth Third Bancorp	com	316773100	"3,791"	"102,588"	sole		"102,588"
First Data Corporation	com	319963104	"2,945"	"65,388"	sole		"65,388"
Fiserv Inc.	com	337738108	"1,837"	"40,495"	sole		"40,495"
Flextronics	ord	Y2573F102	160	"15,025"	sole		"15,025"
Fdl Home Ln Mtg Corp	com	313400301	274	"4,805"	sole		"4,805"
Franklin Resources	com	354613101	"3,037"	"34,980"	sole		"34,980"
General Dynamics	com	369550108	"2,034"	"31,065"	sole		"31,065"
General Electric	com	369604103	"2,847"	"86,374"	sole		"86,374"
General Mill	com	370334104	269	"5,200"	sole		"5,200"
Goldman Sachs Group	com	38141G104	"1,687"	"11,212"	sole		"11,212"
Hewlett Packard Co	com	428236103	728	"22,974"	sole		"22,974"
Home Depot Inc.	com	437076102	"3,542"	"98,955"	sole		"98,955"
Illinois Tool Works	com	452308109	"3,228"	"67,965"	sole		"67,965"
Ingersoll-Rand Co. Ltd	Cl A	G4776G101	216	"5,040"	sole		"5,040"
Intel Corp	com	458140100	"1,007"	"53,006"	sole		"53,006"
Intl Business Machines	com	459200101	503	"6,553"	sole		"6,553"
Intermediate Muni Fund	com	45880P104	254	"29,900"	sole		"29,900"
J P Morgan Chase	com	46625H100	295	"7,016"	sole		"7,016"
Jabil Circuit Inc.	com	466313103	"1,112"	"43,430"	sole		"43,430"
Johnson & Johnson	com	478160104	"4,937"	"82,387"	sole		"82,387"
Johnson Ctls Inc	com	478366107	572	"6,960"	sole		"6,960"
Kimberly-Clark Corp	com	494368103	523	"8,471"	sole		"8,471"
Kimco Realty Corp	com	49446R109	221	"6,060"	sole		"6,060"
Kndr Mgn Engy Ptnrs	UT LTD PTNR	494550106	342	"7,450"	sole		"7,450"
Kinder Morgan Inc	com	49455P101	"1,546"	"15,480"	sole		"15,480"
Latin American Equity Fd	com	51827Q106	303	"8,352"	sole		"8,352"
"Lilly, Eli & Co."	com	532457108	252	"4,555"	sole		"4,555"
Linear Technology	com	535678106	796	"23,758"	sole		"23,758"
Lowes Companies	com	548661107	964	"15,897"	sole		"15,897"
M A F Bancorp	com	55261R108	220	"5,124"	sole		"5,124"
Mngd High Inc Portfolio	com	56166C105	109	"18,600"	sole		"18,600"
Marriott Intl	com	571903202	"4,165"	"109,269"	sole		"109,269"
Martin Marietta Materials	com	573284106	464	"5,095"	sole		"5,095"
Masco Corp	com	574599106	943	"31,820"	sole		"31,820"
Maxim Integrated Prods	com	57772K101	244	"7,611"	sole		"7,611"
McGraw Hill Companies	com	580645109	"2,398"	"47,737"	sole		"47,737"
Medtronic	com	585055106	616	"13,128"	sole		"13,128"
Merck & Co	com	589331107	277	"7,599"	sole		"7,599"
Meredith Corp	com	589433101	"1,288"	"25,990"	sole		"25,990"
Microsoft Corp	com	594918104	"4,099"	"175,905"	sole		"175,905"
Morgan Stanley Dean Witter	com	617446448	"1,294"	"20,478"	sole		"20,478"
MS Emerging Mkts Debt	com	61744H105	"1,806"	"197,823"	sole		"197,823"
MS Emerging Mkts Fd	com	61744G107	"1,922"	"83,566"	sole		"83,566"
Motorola Inc	com	620076109	"1,189"	"59,003"	sole		"59,003"
Muni Mtg & Eqty LLC	growth shs	62624B101	600	"22,100"	sole		"22,100"
Nabors Industries	com	629568106	"4,117"	"121,850"	sole		"121,850"
National Fuel Gas Co	com	636180101	"2,259"	"64,275"	sole		"64,275"
Nike Inc Cl B	CL B	654106103	"2,220"	"27,433"	sole		"27,433"
Nokia Corp 	Spon ADR	654902204	652	"32,197"	sole		"32,197"
Norfolk Southern Corp	com	655844108	"2,878"	"54,070"	sole		"54,070"
Northrop Grumman Corp	com	666807102	523	"8,160"	sole		"8,160"
Nucor Corp	com	670346105	"4,568"	"84,196"	sole		"84,196"
Omnicom Group	com	681919106	590	"6,620"	sole		"6,620"
Oracle Corp	com	68389X105	158	"10,910"	sole		"10,910"
PepsiCo Inc.	com	713448108	"4,702"	"78,321"	sole		"78,321"
Pfizer Inc	com	717081103	"3,557"	"151,540"	sole		"151,540"
Phelps Dodge Corp	com	717265102	451	"5,493"	sole		"5,493"
Pinnacle West Capital	com	723484101	"2,880"	"72,170"	sole		"72,170"
Procter & Gamble	com	742718109	"7,502"	"134,928"	sole		"134,928"
Qualcomm Inc	com	747525103	"1,556"	"38,836"	sole		"38,836"
Rayonier Inc	com	754907103	534	"14,085"	sole		"14,085"
Roper Industries 	com	776696106	"2,156"	"46,128"	sole		"46,128"
Royal Dutch Pete Co NY	NY Reg	780257804	"1,568"	"23,414"	sole		"23,414"
Safeco Corp	com	786429100	"2,160"	"38,325"	sole		"38,325"
Schlumberger LTD	com	806857108	313	"4,800"	sole		"4,800"
SEI Investments Co	com	784117103	977	"19,995"	sole		"19,995"
Senior High Inc Portfolio	com	8.17E+111	110	"18,200"	sole		"18,200"
SLM Holding	com	784522P106	"1,805"	"34,110"	sole		"34,110"
Stryker Corp	com	863667101	262	"6,221"	sole		"6,221"
Sun Trust Banks	com	867914103	263	"3,447"	sole		"3,447"
Sysco Corp	com	871829107	390	"12,750"	sole		"12,750"
Target Corp	com	8.76E+110	"4,048"	"82,835"	sole		"82,835"
Technitrol Inc.	com	878555101	"1,817"	"78,500"	sole		"78,500"
Telecom New Zealand	Spon ADR	879278208	704	"35,405"	sole		"35,405"
Tmpletn Em Mkts Inc	com	880192109	"1,180"	"98,333"	sole		"98,333"
Tmpletn Global Inc Fd	com	880198106	120	"13,890"	sole		"13,890"
Texas Instruments	com	882508104	"1,168"	"38,545"	sole		"38,545"
Total Fina S.A. ADS	Spon ADR	8.92E+113	"2,035"	"31,056"	sole		"31,056"
TXU Corp	com	873168108	"3,010"	"50,340"	sole		"50,340"
United Technologies	com	913017109	"1,873"	"29,537"	sole		"29,537"
UnitedHealth Group	com	91324P102	"3,652"	"81,563"	sole		"81,563"
US Bancorp	com new	902973304	"4,354"	"140,996"	sole		"140,996"
Vulcan Materials	com	929160109	787	"10,089"	sole		"10,089"
Wachovica Corp	com	929903102	"1,859"	"34,367"	sole		"34,367"
Wal-Mart Stores Inc.	com	931142103	340	"7,062"	sole		"7,062"
Washington Mutual Inc	com	939322103	"3,605"	"79,086"	sole		"79,086"
Wells Fargo & Co	com	949746101	"4,473"	"66,682"	sole		"66,682"
Wyeth	com	983024100	603	"13,580"	sole		"13,580"